Related party transactions - Disclosure of key management personnel compensation (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related party transactions [abstract]
Personnel and other short-term employee benefits	€ 1,761	€ 1,858
Extra pension benefits	(50)	107
Share-based compensation	346	1,537
Advisory fees	0	0
Executive Board Members and other Executive Members compensation	€ 2,057	€ 3,502